Notes Payable (Details)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Notes Payable (Details) [Line Items]
Restricted cash	$ 7,720,000
Bank credit line facilities available for borrowing		$ 2,350,000
Deposit amount	9,070,000.00
Line of credit total	26,070,000.00
Hangzhou United Bank [Member]
Notes Payable (Details) [Line Items]
Bank notes payable		25,660,000
Bank credit line facilities available for borrowing	19,750,000
Notes Payable to Banks [Member] | Hangzhou United Bank [Member]
Notes Payable (Details) [Line Items]
Bank notes payable	34,189,022	25,663,633	¥ 216,734,469	¥ 168,336,897
Restricted cash	16,786,296	12,501,401	106,413,368	82,001,136
Notes Payable to Banks [Member] | Hangzhou United Bank One [Member]
Notes Payable (Details) [Line Items]
Restricted cash	$ 9,070,402	$ 6,860,430	¥ 57,500,000	¥ 45,000,000
Term of deposit	3 years	3 years